Note 7 - Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Accrued Liabilities and Other Current Liabilities Disclosure [Text Block]
(
7
)     Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2019	2018

Accrued expenses	$102	$127
Accrued salaries and employee benefits	496	368
Accrued director compensation	555	277
Accrued clinical trial costs	382	276
Grant liability	637	645
Customer deposits	252	112
Total	$2,424	$1,805

(9)	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2018	2017
Accrued expenses	$495	$465
Accrued clinical trial costs	276	74
Grant liability	645	663
Customer deposits	112	61
Total	$1,528	$1,263